Pruco Life Insurance Company of New Jersey    Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              of New Jersey
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              October 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re: Pruco Life of New Jersey Variable Appreciable Account (File No. 811-3974)

Dear Commissioners:

     On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Appreciable Account (the "Account"), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2002 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     We incorporate by reference the following semi-annual reports for the underlying funds:


1.       Filer/Entity:         AIM Variable Insurance Funds
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0000950129-02-004283
         Date of Filing:       08/16/02

2.       Filer/Entity:         American Century Variable Portfolios, Inc.
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000827060-02-000024
         Date of Filing:       08/28/02

3.       Filer/Entity:         Dreyfus Investment Portfolios
         Registration No.:     811-08673
         CIK No.:              0001056707
         Accession No.:        0001056707-02-000013
         Date of Filing:       08/28/02

4.       Filer/Entity:         Dreyfus Variable Investment Fund
         Registration No.:     811-05125
         CIK No.:              0000813383
         Accession No.:        0000813383-02-000017
         Date of Filing:       08/28/02

5.       Filer/Entity:         Franklin Templeton Variable Insurance Products
                               Trust
         Registration No.:     811-05583
         CIK No.:              0000837274
         Accession No.:        0000837274-02-000025
         Date of Filing:       08/27/02

6.       Filer/Entity:         Goldman Sachs Variable Insurance Trust
         Registration No.:     811-08361
         CIK No.:              0001046292
         Accession No.:        0000950123-02-008366
         Date of Filing:       08/23/02

7.       Filer/Entity:         INVESCO Variable Investment Funds, Inc.
         Registration No.:     811-08038
         CIK No.:              0000912744
         Accession No.:        0000912744-02-000011
         Date of Filing:       08/27/02

8.       Filer/Entity:         Janus Aspen Series
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        0001012709-02-001187
         Date of Filing:       08/21/02

9.       Filer/Entity:         MFS Variable Insurance Trust -
                             Emerging Growth Series
         Registration No.:     811-8326
         CIK No.:              0000918571
         Accession No.:        0000950156-02-000323
         Date of Filing:       08/19/02

10.      Filer/Entity:         Oppenheimer Variable Account Funds
         Registration No.:     811-04108
         CIK No.:              0000752737
         Accession No.:        0000935069-02-000865
         Date of Filing:       08/26/02

11.      Filer/Entity:         T. Rowe Price International Stock Portfolio
         Registration No.:     811-07143
         CIK No.:              0000918292
         Accession No.:        0000918292-02-000008
         Date of Filing:       08/26/02

12.      Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950109-02-004520
         Date of Filing:       08/26/02


     If you have any questions regarding this filing, please contact me at (973) 802-4708.


                                               Sincerely,



                                               _/s/_____________________________
                                                ---
                                                 Thomas C. Castano


VIA EDGAR